Goldman Sachs US Mortgages Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs US Mortgages Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	1.43%	5.18%	(12.52%)	(1.45%)	5.77%	6.39%